Commitments and Contingencies - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Lawsuit	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Commitments And Contingencies [Line Items]
Lease expenses	€ 79	€ 52	€ 19
Number of lawsuits on alleging unlawful practices | Lawsuit	6
Google
Commitments And Contingencies [Line Items]
Minimum Spend Commitments Under Service Agreement	€ 270
Service Agreement Term	2 years